Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2024
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held For Sale
Assets held for sale are comprised of the following:

	Whistler Alpha Lake	European R&D Facility & Land	Colombia Property	Aurora Sun	Valley	Polaris	Equipment	Total
	$	$						$
Balance, June 30, 2022	638	—	1,925	34,404	5,850	18,678	—	61,495
Transfer to property, plant, and equipment	—	—	—	(34,404)	—	—	—	(34,404)
Impairment	—	—	(1,925)	—	—	—	—	(1,925)
Transfer from liabilities held for sale	—	—	—	—	—	(3,977)	—	(3,977)
Proceeds from disposal	—	—	—	—	(5,573)	(14,680)	—	(20,253)
Loss on disposal (1)	—	—	—	—	(277)	(21)	—	(298)
Balance, March 31, 2023	638	—	—	—	—	—	—	638
Transfer from property, plant, and equipment	—	8,919	—	—	—	—	1,999	10,918
Impairment	—	(585)	—	—	—	—	—	(585)
Foreign exchange	—	(1)	—	—	—	—	—	(1)
Proceeds from disposal	(2,270)	(8,333)	—	—	—	—	(600)	(11,203)
Gain on disposal (1)	1,632	—	—	—	—	—	—	1,632
Balance, March 31, 2024	—	—	—	—	—	—	1,399	1,399
(1) The loss on disposal is recognized in other gains (losses) (Note 21) in the consolidated statements of loss and comprehensive loss.
Discontinued Operations
The following table summarizes the Company's consolidated discontinued operations for the respective periods:

	Year ended March 31,	Nine months ended March 31
	2024	2023
Revenue	425	1,280

Cost of sales	6,205	2,838
Changes in fair value of inventory and biological assets sold	5,449	(184)
Unrealized loss (gain) on changes in fair value of biological assets	(4,411)	4,348
General and administration expenses	1,887	1,748
Sales and marketing	502	791
Acquisition costs	—	30
Research and development	301	1,141
Depreciation	(350)	405
Interest	193	—
Finance costs	(523)	61
Foreign exchange	55	1,798
Impairment of property, plant, and equipment	85	8,180
Impairment of goodwill	—	1,920
Other losses (gains)	(1,191)	167
Current tax	93	—
Deferred tax	—	(53)
Loss on disposal of discontinued operations	2,411	—
	10,706	23,190
Net loss from discontinued operations	(10,281)	(21,910)